Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Income (Expense), Net [Abstract]
Government grants	$ 379,803	$ 243,044
Rental income	65,306	49,748
Other net miscellaneous income (expenses)	(40,926)	(4,109)
Total	$ 404,183	$ 288,683